Related parties - Remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party [Abstract]
Short-term employee benefits	$ 9,097	$ 6,829
Post-employment benefits	767	977
Other long-term employee benefits	50	52
Share-based compensation expense (recovery)	127	(4,725)
Total	$ 10,041	$ 3,133